10-Q Commitment and Contingencies - Legal Claims (Narrative) (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Write-off of inventory deposits	$ 2,657,281	$ 2,657,281	$ 0